Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
Share-based payments
Schedule of share based payment arrangement
	Exercise price	Outstanding
	per stock	stock options on
	options	December 31,
Expiry date	(in €)	2019	2018	2017
2020	€3.95	7,210	18,200	36,960
2021	3.95	—	—	2,850
2023	2.44	211,769	294,400	314,593
2024	2.44	96,696	117,733	135,890
2024	3.95	6,238	6,895	15,692
2024	7.17	335,067	407,061	516,100
2024	2.44	6,000	26,970	83,820
2025	11.44	39,000	39,000	39,000
2025	10.34	3,000	3,000	3,000
2025	9.47	185,832	226,323	235,514
2026	11.38	45,000	50,415	60,000
2026	11.47	219,791	257,616	282,310
2026	14.13	258,746	315,102	362,126
2027	18.41	108,613	114,019	120,536
2027	21.17	565,798	628,292	653,825
2023	80.82	94,100	94,600	—
2028	80.82	73,100	75,450	—
2023	86.32	366,260	369,760	—
2028	86.32	402,714	491,815	—
2024	113.49	111,690	—	—
2029	113.49	279,760	—	—
2029	113.49	19,800
2024/2029 (1)	€135.75	921,885	—	—
		4,358,069	3,536,651	2,862,216
(1)	On December 20, 2019, the Company granted options for which the beneficiaries had a 60-day period to choose between a contractual term of five or ten years.

Schedule of number of stock options

	2019		2018		2017
	Number of	Weighted average	Number of	Weighted average	Number of	Weighted average
	stock options	exercise price	stock options	exercise price	stock options	exercise price
Outstanding at January 1	3,536,651	€33.42	2,862,216	€11.54	2,293,636	€7.72
Granted	1,365,172	128.52	1,040,475	85.37	774,361	20.74
Exercised	(419,317)	11.35	(319,671)	7.02	(203,412)	3.46
Forfeited	(124,437)	88.92	(46,369)	30.44	(2,369)	12.52
Outstanding at December 31,	4,358,069	63.75	3,536,651	33.42	2,862,216	11.54
Exercisable at December 31,	2,203,476	€22.59	1,859,315	€9.62	1,598,829	€6.80

Schedule of weighted average remaining contractual life for each range of exercise price:

		Weighted average
		remaining
	Outstanding on	contractual life
Exercise price (in €)	December 31, 2019	(in years)
2.44-3.95	327,913	3.95
7.17-9.47	520,899	5.32
10.34-14.13	565,537	6.59
18.41-21.17	674,411	7.88
80.82-86.32	936,174	6.43
113.49-135.75	1,333,135	9.41

Schedule of parameters used in relation to the new grants

Below is an overview of the parameters used in relation to the determination of the fair value of the grants during 2019:

Stock options granted in	June 2019	Nov 2019	Dec 2019
Number of options granted	423,487	19,800	921,885
Average fair value of options (in EUR)	€63.45	€57.69	€65.72
Share price (in EUR)	€123.20	€126.40	€146.40
Exercise price (in EUR)	€113.49	€113.49	€135.75
Expected volatility	45.25%	44.14%	44.18%
Average expected option life (in years)	8.59	6.50	6.50 (1)
Risk‑free interest rate	0.07%	(0.05)%	0.03%
Expected dividends	—%	—%	—%
(1)

On December 20, 2019, the Company granted a total of 921,885 stock options. The beneficiary can choose between a contractual term of five or ten years. The average expected option life is currently estimated at six and a half years. This estimate will be reassessed once the acceptance period of 60 days has passed and the beneficiaries will have made a choice between a contractual term of five or ten years. The total fair value of the grant would range from €49.5 million (100% of the stock options at an expected option life of four years) to €60.6 million (100% of the stock options at an expected option life of six and a half years).

Below is an overview of the parameters used in relation to the determination of the fair value of grants during 2018:

Stock options granted in	June 2018	Dec 2018
Number of options granted	178,900	861,575
Average fair value of options (in EUR)	€32.12	€39.85
Share price (in EUR)	€72.00	€82.20
Exercise price (in EUR)	€80.82	€86.32
Expected volatility	45.50%	46.19%
Average expected option life (in years)	7.36	7.83
Risk‑free interest rate	0.72%	0.77%
Expected dividends	—%	—%

Below in an overview of the parameter used in relation to the determination of the fair value of grants during 2017:

Stock options granted in	June 2017	Dec 2017
Number of options granted	120,536	653,825
Average fair value of options (in EUR)	€7.90	€37.10
Share price (in EUR)	€17.76	€53.50
Exercise price (in EUR)	€18.41	€21.17
Expected volatility	36.6%	36.1%
Average expected option life (in years)	10	10
Risk‑free interest rate	0.61%	0.53%
Expected dividends	—%	—%